AMERITAS LIFE INSURANCE CORP. ("Ameritas")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL,
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
                   Ameritas Low-Load Variable Universal Life,
             Ameritas Low-Load Survivorship Variable Universal Life
                                       and
                        Ameritas No-Load Variable Annuity
                         Prospectuses Dated May 1, 2002

Ameritas and the Separate Accounts will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7725.

All other provisions of the Policy, including those for partial withdrawals and surrenders, remain as stated in the Policy and prospectus.

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.